Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 0	$ 16,346
Moleculin, LLC [Member]
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	(135,625)		$ (124,289)
Property and equipment, net	11,259		22,595
Moleculin, LLC [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 81,602		81,602
Lives	1 year
Moleculin, LLC [Member] | Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 57,327		57,327
Lives	5 years
Moleculin, LLC [Member] | Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 7,955		$ 7,955
Lives	7 years